Income Taxes - Schedule of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Current tax expense	$ 4,233	$ 3,955
Deferred tax expense	375	2,230
Tax expense	4,608	6,185
Domestic – Canada [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Current tax expense	2,043	2,037
Deferred tax expense	375	2,230
Foreign – outside of Canada [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Current tax expense	2,190	1,918
Deferred tax expense	$ 0	$ 0